Expense Example, No Redemption	Jul. 31, 2026 USD ($)
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	555
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	384
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	757
Expense Example, No Redemption, 10 Years	1,318
Aristotle Core Income Fund | Aristotle Core Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,900
Aristotle Core Income Fund | Aristotle Core Income Fund Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	579
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	405
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	867
Expense Example, No Redemption, 10 Years	1,555
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	2,127
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	394
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	810
Expense Example, No Redemption, 10 Years	1,431
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	2,009
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	374
Expense Example, No Redemption, 3 Years	532
Expense Example, No Redemption, 5 Years	704
Expense Example, No Redemption, 10 Years	1,202
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,791
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	505
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	493
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	393
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	804
Expense Example, No Redemption, 10 Years	1,420
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,998
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	321
Expense Example, No Redemption, 10 Years	723
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class H
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	180
Expense Example, No Redemption, 10 Years	406
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	182
Expense Example, No Redemption, 10 Years	415
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	182
Expense Example, No Redemption, 10 Years	415
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	513
Expense Example, No Redemption, 3 Years	700
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	1,486
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	518
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,542
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Aristotle International Equity Fund | Aristotle International Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	527
Expense Example, No Redemption, 3 Years	742
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,642
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	537
Expense Example, No Redemption, 3 Years	775
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	1,763
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	549
Expense Example, No Redemption, 3 Years	811
Expense Example, No Redemption, 5 Years	1,092
Expense Example, No Redemption, 10 Years	1,894
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,348
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	517
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	1,531
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	762
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	443
Expense Example, No Redemption, 10 Years	989
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	1,881
Aristotle Multi-Asset Balanced Fund | ArAristotle Multi-Asset Balanced Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,233
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	1,881
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,233
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	660
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	1,860
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,212
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	660
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	1,860
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,212
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	660
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	1,860
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,212
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	$ 1,096